Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments
Reconciliation Of Investments In Equity Affiliates [Table Text Block]
	2017	2016
Beginning of year	$1,674	$1,606
Additional investments	51	208
Equity in net income (loss) of affiliates	(128)	98
Dividends and distributions received	(46)	(61)
Currency translation adjustments	22	(156)
Other adjustments	(13)	(21)
End of year	$1,560	$1,674